UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Municipal Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 4.9%
Maricopa County Pollution Control Corp.,
Refunding RB, Southern California
Edison Co., Series A, 5.00%, 6/01/35 $	3,360	$ 3,380,530
Pima County IDA, RB, American Charter
Schools Foundation, Series A, 5.63%,
7/01/38	2,290	2,063,061
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	2,185	2,232,130
Salt River Project Agricultural
Improvement & Power District, RB,
Series A, 5.00%, 1/01/38	3,860	4,044,932
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,030	9,113,158
5.00%, 12/01/37	9,460	8,392,439
		29,226,250
California — 26.8%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	4,445	4,860,474
California County Tobacco Securitization
Agency, RB, CAB, Stanislaus,
Sub-Series C, 6.30%, 6/01/55 (a)	17,855	219,974
California HFA, RB, Home Mortgage,
Series G, AMT, 5.50%, 8/01/42	6,605	6,506,123
California State Public Works Board, RB,
Various Capital Projects,
Sub-Series I-1, 6.38%, 11/01/34	2,315	2,470,499
California Statewide Communities
Development Authority, RB, Health
Facility, Memorial Health Services,
Series A, 5.50%, 10/01/33	5,000	5,082,600
City of Lincoln California, Special Tax
Bonds, Community Facilities District
No. 2003-1, 6.00%, 9/01/13 (b)	3,115	3,675,825
Foothill Eastern Transportation Corridor
Agency California, Refunding RB,
CAB (a):
6.09%, 1/15/32	54,635	12,546,928
6.09%, 1/15/38	75,000	10,854,000
Golden State Tobacco Securitization
Corp. California, RB, Series 2003-A-1,
6.63%, 6/01/13 (b)	5,000	5,809,350
Los Angeles Department of Airports, RB,
Series A, 5.25%, 5/15/39	1,560	1,630,247

	Par
Municipal Bonds	(000)	Value
California (concluded)
Los Angeles Department of Airports,
Refunding RB, Senior, Los Angeles
International Airport, Series A, 5.00%,
5/15/40	$ 11,690	$ 11,888,379
Los Angeles Regional Airports
Improvement Corp. California,
Refunding RB, Facilities, LAXFUEL
Corp., LA International, AMT (AMBAC),
5.50%, 1/01/32	13,320	13,362,491
Los Angeles Unified School District
California, GO, Series D:
5.25%, 7/01/24	5,000	5,520,100
5.25%, 7/01/25	3,490	3,819,945
5.00%, 7/01/26	1,305	1,391,965
Murrieta Community Facilities District
Special Tax California, Special Tax
Bonds, District No. 2, The Oaks
Improvement Area A, 6.00%, 9/01/34	5,000	4,703,200
San Francisco City & County Public
Utilities Commission, RB, Series B,
5.00%, 11/01/39	18,550	19,488,073
State of California, GO, Refunding,
Various Purpose, 5.00%, 6/01/34	2,060	2,026,051
State of California, GO, Various Purpose:
6.00%, 3/01/33	4,970	5,380,025
6.50%, 4/01/33	20,410	22,953,290
University of California, RB, Limited
Project, Series B, 4.75%, 5/15/38	9,840	9,869,815
West Valley-Mission Community College
District, GO, Election of 2004,
Series A (AGM), 4.75%, 8/01/30	4,015	4,054,668
		158,114,022
Colorado — 2.3%
City of Colorado Springs Colorado, RB,
Subordinate Lien, Improvement,
Series C (AGM), 5.00%, 11/15/45	2,545	2,622,292
Colorado Health Facilities Authority,
Refunding RB, Series A:
Catholic Healthcare, 5.50%,
7/01/34	4,205	4,485,515
Sisters of Leavenworth, 5.00%,
1/01/40	4,310	4,313,017

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.	ERB	Education Revenue Bonds
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	HDA	Housing Development Authority
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
CAB	Capital Appreciation Bonds	IDRB	Industrial Development Revenue Bonds
EDA	Economic Development Authority	NPFGC	National Public Finance Guarantee Corp.
EDC	Economic Development Corp.	RB	Revenue Bonds

BLACKROCK MUNICIPAL INCOME TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Colorado (concluded)
Park Creek Metropolitan District
Colorado, Refunding RB, Senior,
Limited Tax, Property Tax, 5.50%,
12/01/37	$ 2,530	$ 2,449,900
		13,870,724
Connecticut — 0.5%
Connecticut State Health & Educational
Facility Authority, RB, Ascension
Health Senior Credit, 5.00%,
11/15/40	2,710	2,788,969
District of Columbia — 7.1%
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB,
Asset-Backed, 6.75%, 5/15/40	23,035	22,769,637
District of Columbia, RB, CAB,
Georgetown, Series A (NPFGC),
6.03%, 4/01/11 (a)(b)	66,785	14,532,950
District of Columbia, Refunding RB,
Friendship Public Charter School Inc.
(ACA), 5.25%, 6/01/33	2,390	2,095,910
Metropolitan Washington Airports
Authority, RB, First Senior Lien,
Series A:
5.00%, 10/01/39	990	1,020,037
5.25%, 10/01/44	1,545	1,614,633
		42,033,167
Florida — 5.0%
County of Miami-Dade Florida, RB,
Water & Sewer System, 5.00%,
10/01/34	6,625	6,799,966
County of Miami-Dade Florida,
Refunding RB, Miami International
Airport, Series A-1, 5.38%, 10/01/41	2,280	2,320,037
County of Orange Florida, Refunding RB
(Syncora), 4.75%, 10/01/32	2,895	2,863,502
Miami Beach Health Facilities Authority,
RB, Mount Sinai Medical Center of
Florida, 6.75%, 11/15/21	7,485	7,796,975
Stevens Plantation Community
Development District, Special
Assessment Bonds, Series A, 7.10%,
5/01/35	3,710	2,996,196
Village Community Development District
No. 6, Special Assessment Bonds,
5.63%, 5/01/22	6,805	6,709,526
		29,486,202
Georgia — 1.9%
De Kalb Private Hospital Authority,
Refunding RB, Children's Healthcare,
5.25%, 11/15/39	1,650	1,707,519
Metropolitan Atlanta Rapid Transit
Authority, RB, Third Series, 5.00%,
7/01/39	5,000	5,260,650
Richmond County Development
Authority, Refunding RB, International
Paper Co. Project, Series A, AMT,
6.00%, 2/01/25	4,000	4,041,520
		11,009,689

	Par
Municipal Bonds	(000)	Value
Guam — 0.8%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	$ 1,245	$ 1,292,907
6.75%, 11/15/29	1,775	1,903,173
7.00%, 11/15/39	1,255	1,357,182
		4,553,262
Illinois — 5.4%
Illinois Finance Authority, RB:
Advocate Health Care, Series C,
5.38%, 4/01/44	10,630	10,944,542
MJH Education Assistance IV LLC,
Sub-Series B, 5.38%,
6/01/35 (c)(d)	1,675	452,267
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B,
5.50%, 11/01/39	3,160	3,297,049
Elmhurst Memorial Healthcare,
5.63%, 1/01/28	6,000	5,834,280
Friendship Village Schaumburg,
Series A, 5.63%, 2/15/37	845	684,763
OSF Healthcare System, Series A,
6.00%, 5/15/39	2,575	2,599,385
Series 05-A, 5.25%, 7/01/41	760	790,126
State of Illinois, RB, Build Illinois,
Series B, 5.25%, 6/15/34	1,240	1,281,676
Village of Bolingbrook Illinois, GO,
Refunding, Series B (NPFGC) (a):
6.01%, 1/01/33	6,820	2,078,872
6.01%, 1/01/34	14,085	4,053,241
		32,016,201
Indiana — 5.9%
City of Vincennes Indiana, Refunding
RB, Southwest Indiana Regional Youth
Village, 6.25%, 1/01/24	2,130	1,798,188
Indiana Finance Authority, RB, Sisters of
St. Francis Health, 5.25%, 11/01/39	1,655	1,692,602
Indiana Health Facility Financing
Authority, Refunding RB, Methodist
Hospital Inc., 5.50%, 9/15/31	9,000	7,833,600
Indiana Municipal Power Agency, RB,
Indiana Municipal Power Agency,
Series B, 6.00%, 1/01/39	2,150	2,339,286
Petersburg Indiana, RB, Indiana Power
& Light, AMT:
5.90%, 12/01/24	5,000	5,130,700
5.95%, 12/01/29	16,000	16,151,200
		34,945,576
Kansas — 0.6%
Kansas Development Finance Authority,
Refunding RB, Sisters of Leavenworth,
Series A, 5.00%, 1/01/40	3,275	3,314,136
Kentucky — 0.4%
Kentucky Economic Development
Finance Authority, Refunding RB,
Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	1,990	2,073,142
Kentucky Housing Corp., RB, Series F,
AMT (Fannie Mae), 5.45%, 1/01/32	235	235,950
		2,309,092

2 BLACKROCK MUNICIPAL INCOME TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Louisiana — 1.3%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Capital
Projects & Equipment Acquisition
Program (ACA), 6.55%, 9/01/25	$ 8,430	$ 7,678,466
Maryland — 0.6%
Maryland Community Development
Administration, Refunding RB,
Residential, Series A, AMT, 4.65%,
9/01/32	2,465	2,363,047
Maryland EDC, RB, Transportation
Facilities Project, Series A, 5.75%,
6/01/35	855	874,255
		3,237,302
Massachusetts — 0.6%
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
Partners Healthcare, Series J1,
5.00%, 7/01/39	3,535	3,619,168
Michigan — 0.7%
Michigan State Hospital Finance
Authority, Refunding RB, Henry Ford
Health System, Series A, 5.25%,
11/15/46	4,230	3,888,385
Mississippi — 2.6%
City of Gulfport Mississippi, RB,
Memorial Hospital at Gulfport Project,
Series A, 5.75%, 7/01/31	15,325	15,434,574
Multi-State — 5.2%
Centerline Equity Issuer Trust (e)(f):
6.80%, 11/30/50	6,500	6,577,220
6.80%, 10/31/52	16,000	17,393,760
MuniMae TE Bond Subsidiary LLC,
7.50%, 6/30/49 (e)(f)(g)	7,574	7,023,714
		30,994,694
Nebraska — 0.7%
Douglas County Hospital Authority No. 2,
RB, Health Facilities, Immanuel
Obligation Group, 5.63%, 1/01/40	3,280	3,333,759
Lancaster County Hospital Authority
No. 1, RB, Immanuel Obligation
Group, 5.63%, 1/01/40	600	609,834
		3,943,593
Nevada — 0.8%
County of Clark Nevada, Refunding RB,
Alexander Dawson School Nevada
Project, 5.00%, 5/15/29	4,550	4,581,486
New Hampshire — 0.6%
New Hampshire Health & Education
Facilities Authority, RB, Exeter Project,
5.75%, 10/01/31	3,500	3,569,405
New Jersey — 7.4%
Middlesex County Improvement
Authority, RB, Subordinate, Heldrich
Center Hotel, Series B, 6.25%,
1/01/37	3,680	680,064
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	15,500	15,358,020

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
New Jersey EDA, RB (concluded):
Continental Airlines Inc. Project,
AMT, 7.00%, 11/15/30 (g)	$ 15,410	$ 15,436,814
New Jersey EDA, Special Assessment
Bonds, Refunding, Kapkowski Road
Landfill Project, 6.50%, 4/01/28	8,000	8,805,120
Tobacco Settlement Financing Corp.
New Jersey, Refunding RB, Series 1A,
4.50%, 6/01/23	3,945	3,612,160
		43,892,178
New York — 5.3%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A, 7.00%,
5/01/35 (c)(d)	1,820	727,982
New York City Industrial Development
Agency, RB, American Airlines Inc.,
JFK International Airport, AMT (g):
8.00%, 8/01/28	5,000	5,246,000
7.75%, 8/01/31	22,140	22,962,722
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 6.38%, 7/15/49	2,400	2,508,192
		31,444,896
North Carolina — 4.8%
Gaston County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, Exempt Facilities,
National Gypsum Co. Project, AMT,
5.75%, 8/01/35	12,130	9,551,526
North Carolina Capital Facilities Finance
Agency, RB, Duke University Project,
Series B, 5.00%, 10/01/38	10,000	10,598,100
North Carolina Capital Facilities Finance
Agency, Refunding RB, Duke
University Project, Series B, 4.25%,
7/01/42	3,910	3,892,249
North Carolina Medical Care
Commission, RB, Duke University
Health System, Series A:
5.00%, 6/01/39	1,240	1,273,790
5.00%, 6/01/42	2,750	2,814,927
		28,130,592
Ohio — 2.9%
Buckeye Tobacco Settlement Financing
Authority, RB, Asset-Backed, Senior
Series A-2, 6.50%, 6/01/47	3,120	2,419,622
County of Allen Ohio, Refunding RB,
Catholic Healthcare, Series A, 5.25%,
6/01/38	6,125	6,295,153
County of Montgomery Ohio, Refunding
RB, Catholic Healthcare, Series A,
5.00%, 5/01/39	5,450	5,640,968
Pinnacle Community Infrastructure
Financing Authority, RB, Facilities,
Series A, 6.25%, 12/01/36	3,760	3,027,364
		17,383,107

BLACKROCK MUNICIPAL INCOME TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Oklahoma — 1.2%
Tulsa Airports Improvement Trust, RB,
Series A, Mandatory Put Bonds, AMT,
7.75%, 6/01/35 (g)	$ 7,175	$ 7,266,912
Pennsylvania — 4.7%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A, 5.38%,
11/15/40	3,000	2,226,960
Pennsylvania Economic Development
Financing Authority, RB:
Amtrak Project, Series A, AMT,
6.38%, 11/01/41	6,500	6,586,580
Aqua Pennsylvania Inc. Project,
5.00%, 11/15/40	3,725	3,827,847
Reliant Energy, Series A, AMT,
6.75%, 12/01/36	11,345	11,699,985
Pennsylvania Turnpike Commission, RB,
Sub-Series D, 5.13%, 12/01/40	3,100	3,163,209
		27,504,581
Puerto Rico — 5.3%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series C, 6.00%, 7/01/39	5,820	6,169,957
Puerto Rico Sales Tax Financing Corp.,
RB:
CAB, Series A, 6.58%, 8/01/31 (a)	10,000	2,679,300
CAB, Series A, 6.66%, 8/01/33 (a)	12,670	2,940,327
CAB, Series A, 6.67%, 8/01/36 (a)	40,000	7,523,600
First Sub-Series A, 6.50%, 8/01/44	10,900	12,081,996
		31,395,180
South Carolina — 3.0%
Lexington County Health Services
District Inc., Refunding RB, 5.75%,
11/01/13 (b)	10,000	11,611,700
South Carolina Jobs-EDA, Refunding RB:
Palmetto Health Alliance, Series A,
6.25%, 8/01/31	5,075	5,202,992
Palmetto Health, Series C, 6.88%,
8/01/13 (b)	990	1,168,774
		17,983,466
Tennessee — 0.9%
Knox County Health Educational &
Housing Facilities Board Tennessee,
Refunding RB, CAB, Series A (AGM),
5.70%, 1/01/20 (a)	5,055	3,083,045
Rutherford County Health & Educational
Facilities Board, RB, Ascension Health
Senior Credit Group, 5.00%,
11/15/40	2,015	2,066,060
		5,149,105
Texas — 17.7%
Brazos River Authority, RB, TXU Electric,
Series A, AMT, 8.25%, 10/01/30	4,370	2,370,769
Brazos River Authority, Refunding RB,
TXU Electric Co. Project, Series C,
Mandatory Put Bonds, AMT, 5.75%,
5/01/36 (g)	4,125	3,930,259
City of Dallas Texas, Refunding RB,
5.00%, 10/01/35	2,970	3,167,386

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
City of Houston Texas, RB, Senior Lien,
Series A, 5.50%, 7/01/39	$ 3,000	$ 3,220,620
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A (AGC),
6.00%, 11/15/35	16,425	18,904,354
Harris County-Houston Sports Authority,
Refunding RB (NPFGC) (a):
CAB, Junior Lien, Series H, 6.12%,
11/15/35	5,000	819,500
CAB, Senior Lien, Series A, 5.94%,
11/15/38	12,580	1,766,735
Third Lien, Series A-3, 5.97%,
11/15/37	26,120	3,710,607
Lower Colorado River Authority,
Refunding RB:
(NPFGC), 5.00%, 5/15/13 (b)	120	134,186
(NPFGC), 5.00%, 5/15/31	2,275	2,307,965
LCRA Transmission Services Project
(AMBAC), 4.75%, 5/15/34	905	905,081
Series A (NPFGC), 5.00%,
5/15/13 (b)	5	5,596
North Texas Tollway Authority, RB, Toll,
2nd Tier, Series F, 6.13%, 1/01/31	12,180	12,983,393
San Antonio Energy Acquisition Public
Facility Corp., RB, Gas Supply, 5.50%,
8/01/25	6,540	6,805,001
State of Texas, GO, Transportation
Community, Mobility Fund, Series A,
4.75%, 4/01/35	4,000	4,068,400
Tarrant County Cultural Education
Facilities Finance Corp., RB, Scott &
White Healthcare, 6.00%, 8/15/45	7,930	8,370,353
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien:
LBJ Infrastructure, 7.00%, 6/30/40	8,475	8,816,966
Note Mobility, 6.88%, 12/31/39	7,590	7,877,357
Texas State Affordable Housing Corp.,
RB, American Opportunity Housing
Portfolio, Junior Series B, 8.00%,
3/01/32 (c)(d)	4,435	220,774
Texas State Turnpike Authority, RB
(AMBAC):
CAB, 6.06%, 8/15/32 (a)	23,355	5,224,981
CAB, 6.07%, 8/15/33 (a)	32,325	6,681,901
First Tier, Series A, 5.00%, 8/15/42	2,250	2,156,445
		104,448,629
Utah — 1.2%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/41	7,150	7,316,953
Virginia — 2.5%
City of Norfolk Virginia, Refunding RB,
Series B (AMBAC), 5.50%, 2/01/31	2,635	2,622,167
Tobacco Settlement Financing Corp.
Virginia, Refunding RB, Senior
Series B1, 5.00%, 6/01/47	5,780	3,741,799
Virginia Commonwealth Transportation
Board, RB, CAB, Contract, Route 28
(NPFGC), 5.29%, 4/01/32 (a)	8,105	2,612,890

4 BLACKROCK MUNICIPAL INCOME TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Virginia (concluded)
Virginia HDA, RB, Sub-Series H-1
(NPFGC), 5.35%, 7/01/31	$ 5,775	$ 5,822,124
		14,798,980
Wisconsin — 2.3%
Wisconsin Health & Educational
Facilities Authority, RB:
Ascension Health Senior Credit
Group, 5.00%, 11/15/30	3,210	3,305,979
Ascension Health Senior Credit
Group, 5.00%, 11/15/33	1,640	1,668,060
Aurora Health Care, 6.40%,
4/15/33	7,500	7,665,000
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.38%, 10/01/30	1,205	1,225,232
		13,864,271
Total Municipal Bonds – 133.9%		791,193,213
Municipal Bonds Transferred to Tender
Option Bond Trusts (h)
Alabama — 0.8%
Alabama Special Care Facilities
Financing Authority-Birmingham,
Refunding RB, Ascension Health
Senior Credit, Series C-2, 5.00%,
11/15/36	4,548	4,626,420
California — 3.2%
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/18	5,115	5,497,499
Los Angeles Community College District
California, GO, Election of 2001,
Series A (AGM), 5.00%, 8/01/32	4,500	4,617,540
San Diego Community College District
California, GO, Election of 2002,
5.25%, 8/01/33	3,260	3,475,196
University of California, RB, Series C
(NPFGC), 4.75%, 5/15/37	5,000	5,016,850
		18,607,085
Colorado — 2.1%
Colorado Health Facilities Authority, RB
(AGM), Catholic Health:
Series C-3, 5.10%, 10/01/41	7,600	7,701,308
Series C-7, 5.00%, 9/01/36	4,860	4,921,965
		12,623,273
Connecticut — 3.3%
Connecticut State Health & Educational
Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,400	9,927,810
Series X-3, 4.85%, 7/01/37	9,360	9,766,318
		19,694,128

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (h)	(000)	Value
Illinois — 1.5%
Chicago Housing Authority, Refunding
RB (AGM), 5.00%, 7/01/24	$ 8,232	$ 8,648,488
Massachusetts — 1.2%
Massachusetts Water Resources
Authority, Refunding RB, General,
Series A, 5.00%, 8/01/41	6,770	7,021,979
New Hampshire — 0.7%
New Hampshire Health & Education
Facilities Authority, Refunding RB,
Dartmouth College, 5.25%, 6/01/39	3,988	4,346,666
New York — 4.4%
New York City Municipal Water Finance
Authority, RB, Series FF-2, 5.50%,
6/15/40	3,074	3,432,784
New York State Dormitory Authority,
ERB, Series F, 5.00%, 3/15/35	16,709	17,264,365
New York State Environmental Facilities
Corp., RB, Revolving Funds, New York
City Municipal Water Project, Series B,
5.00%, 6/15/31	5,370	5,481,428
		26,178,577
Virginia — 1.9%
University of Virginia, Refunding RB,
General, 5.00%, 6/01/40	10,750	11,444,127
Washington — 3.6%
Central Puget Sound Regional Transit
Authority, RB, Series A (AGM), 5.00%,
11/01/32	5,459	5,781,751
State of Washington, GO, Various
Purpose, Series E, 5.00%, 2/01/34	14,487	15,394,031
		21,175,782
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 22.7%		134,366,525
Total Long-Term Investments
(Cost – $927,690,510) – 156.6%		925,559,738
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.21% (i)(j)	4,910,060	4,910,060
Total Short-Term Securities
(Cost – $4,910,060) – 0.8%		4,910,060
Total Investments
(Cost – $932,600,570*) – 157.4%		930,469,798
Other Assets Less Liabilities – 1.1%		6,638,208
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (12.7)%		(75,257,885)
Preferred Shares, at Redemption Value – (45.8)%		(270,895,642)
Net Assets Applicable to Common Shares – 100.0%		$ 590,954,479

BLACKROCK MUNICIPAL INCOME TRUST

JULY 31, 2010

Schedule of Investments July 31, 2010 (concluded)

BlackRock Municipal Income Trust (BFK)

* The cost and unrealized appreciation (depreciation) of investments as of

July 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: Cost	$ 856,275,780
Gross unrealized appreciation	$ 33,365,646
Gross Net unrealized unrealized depreciation depreciation	$ (34,353,775) (988,129)

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Non-income producing security.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(g) Variable rate security. Rate shown is as of report date.
(h) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(i) Investments in companies considered to be an affiliate of the Trust, during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares Held
	at April 30,		Shares Held at
Affiliate	2010	Net Activity	July 31, 2010	Income
FFI Institutional
Tax-Exempt
Fund	22,810,780 (17,900,720)		4,910,060	$ 4,141
(j) Represents the current yield as of report date.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Securities[1]	— $925,559,738		— $ 925,559,738
Short-Term
Securities	$ 4,910,060	—	—	4,910,060
Total	$ 4,910,060 $925,559,738		— $ 930,469,798

1See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL INCOME TRUST

JULY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal Income Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: September 27, 2010